Undiscounted Closure Cost Estimates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligations [Line Items]
Total closure cost estimate	$ 390.8	[1]	$ 355.2	[1]
South Africa
Asset Retirement Obligations [Line Items]
Total closure cost estimate	32.3		33.3
Ghana
Asset Retirement Obligations [Line Items]
Total closure cost estimate	89.4		83.3
Australia
Asset Retirement Obligations [Line Items]
Total closure cost estimate	212.7		196.6
Peru
Asset Retirement Obligations [Line Items]
Total closure cost estimate	$ 56.4		$ 42.0

[1]	Includes discounting of $90.7 million in the year ended December 31, 2014 (December 31, 2013: $86.0 million) in order to reconcile the gross closure cost estimate of $390.8 million (December 31, 2013: $355.2 million) to the provision for environmental rehabilitation of $300.1 million (December 31, 2013: $269.2 million)